ADVANCE TO VENDORS (Tables)	12 Months Ended
Sep. 30, 2024
ADVANCE TO VENDORS.
Schedule of advance to vendors

	2024	2023
Prepayments for technical service and IT equipment	$1,124,030	$1,057,682